Cash Payments For Interest (Net of Amounts Capitalized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Cash payments for interest (net of amounts capitalized)	$ 1,153	$ 1,064	$ 1,110